Related party transactions (Details) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 28, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from related party		€ 20,137	€ 2,541	€ 27,754	€ 49,055
Accounts receivable, related party		€ 15,188		€ 15,188		€ 2,969
Derecognition of equity method investment	€ 70
Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount						€ 50,000
Uncommitted Credit Facility | Bank of America Merrill Lynch International Ltd. | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate						0.01%
Revenue | Customer Concentration Risk | Expedia
Related Party Transaction [Line Items]
Concentration risk, percentage		21.00%	15.00%	21.00%	31.00%
Myhotelshop N.V.
Related Party Transaction [Line Items]
Revenue from related party			€ 100		€ 700
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party		€ 20,100	€ 2,500	€ 27,700	€ 48,300
Accounts receivable, related party		€ 15,100		€ 15,100		€ 2,900
Principal owner | Expedia | Minimum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms				3 days
Principal owner | Expedia | Maximum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms				7 days